Investment Risks - M3Sixty Small Cap Growth Fund	Sep. 26, 2025
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The value of equity securities may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment generally. The value of a company’s common stock may fall because of factors affecting a company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stock may be subject to liquidity risks.

Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings or other adverse developments.

Growth Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund is a new fund and, as a result, carries specific risks inherent in unestablished mutual funds, including the risk that a new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds may not benefit from the same economies of scale, experience, or name recognition that larger, older funds might.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline or fail to reach the anticipated growth potential for a number of reasons related to the issue, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The investment techniques and risk analyses applied by the Adviser may not produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.